TAXATION (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent statutory	(20.00%)	(12.00%)
Net loss	$ 1,361,018	$ 345,611
Effective tax percent statutory	25.00%	25.00%
Income tax expiration year description	will expire in year 2025
Uncertain tax positions	$ 0		$ 0
Xiamen Chunshang Health Technology Co Ltd [Member] | PRC Enterprise Income Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent statutory	25.00%
Chunran Health Consulting Co Ltd [Member] | PRC Enterprise Income Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent statutory	25.00%